                                                               JOHN M. RICHARDS
                                                               CORPORATE COUNSEL

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO 63128

                              September 9, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:  General American Separate Account Two
         File No. 811-02162

Commissioners:

The Semi-Annual Reports dated June 30, 2013 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of General American Separate Account Two of General American Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

                                         Sincerely,

                                         /s/ John M. Richards

                                         John M. Richards
                                         Corporate Counsel
                                         Metropolitan Life Insurance Company